Salaries and Social Contribution (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Salaries and Social Contribution
Salaries payable		R$ 28,351	R$ 22,348
Social contribution payable	[1]	25,205	23,926
Provision for vacation pay and 13th salary		21,454	10,616
Provision for profit sharing	[2]	25,047	5,923
Others		0	16
Total		R$ 100,057	R$ 62,829

[1]	Refers to the effect of social contribution over restricted share units' compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
[2]	The provision for profit sharing is based on qualitative and quantitative metrics determined by Management.